Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of right of use assets under lease - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of right of use assets under lease [Line Items]
Balances beginning	$ 197,573	$ 182,910
Balances at ending	212,446	197,573
Additions	25,582	24,136
Disposals	(10,709)	(9,473)
Impairment
Other
Land and buildings [Member]
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of right of use assets under lease [Line Items]
Balances beginning	197,573	182,910
Balances at ending	212,446	197,573
Additions	25,582	24,136
Disposals	(10,709)	(9,473)
Impairment
Other
Other [Member]
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of right of use assets under lease [Line Items]
Balances beginning
Balances at ending
Additions
Disposals
Impairment
Other